Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details)	Dec. 31, 2025
Land [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	Infinite
Buildings [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	25 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	1 year
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	5 years
Machinery [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	5 years
Machinery [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	10 years
Other equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful lives	5 years